Document and Entity Information	Feb. 05, 2021
Cover [Abstract]
Security Exchange Name	NONE
Amendment Flag	true
Entity Central Index Key	0000813298
Document Type	8-K/A
Document Period End Date	Feb. 05, 2021
Entity Registrant Name	DESTINATION XL GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	01-34219
Entity Tax Identification Number	04-2623104
Entity Address, Address Line One	555 Turnpike Street
Entity Address, City or Town	Canton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02021
City Area Code	(781)
Local Phone Number	828-9300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	NONE
Trading Symbol	NONE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 2 to Form 8-K (“Form 8-K/A”) amends the Current Report on Form 8-K filed by Destination XL Group, Inc. (the “Company”) with the Securities and Exchange Commission (“SEC”) on February 5, 2021 (the “Original Filing”), as amended by Amendment No. 1 to Form 8-K filed with the SEC on February 5, 2021 (together with the Original Filing, the “Prior Forms 8-K”), to report its entry into a securities purchase agreement with the purchasers named therein, pursuant to which the Company agreed to issue and sell, in a registered offering directly to the investors, an aggregate of 11,111,111 shares of common stock, par value $0.01 per share, of the Company for gross proceeds of approximately $5.0 million. This Form 8-K/A is being filed solely for the purpose of filing a form of the Securities Purchase Agreement, the Placement Agency Agreement, and a copy of the opinion of Greenberg Traurig LLP relating to the legality of the common stock offered by the Company as Exhibits 10.1, 10.2, and 5.1, respectively, to the Prior Forms 8-K. This Form 8-K/A does not change any of the other information contained in the Prior Forms 8-K, except as specifically set forth herein. This Form 8-K/A continues to speak as of the date of the Prior Forms 8-K, and we have not updated or amended any disclosures, except as specifically set forth herein, contained in the Prior Forms 8-K to reflect events that have occurred since the date of the Prior Forms 8-K. A copy of the form of Securities Purchase Agreement and the Placement Agency Agreement are included as exhibits to this Form 8-K/A to provide investors and security holders with information regarding their terms. It is not intended to provide any other factual information about the Company. The representations, warranties and covenants contained in the Securities Purchase Agreement and Placement Agency Agreement, respectively, were made only for purposes of such agreements and as of specific dates, were solely for the benefit of the parties to the Securities Purchase Agreement and Placement Agency Agreement, and may be subject to limitations agreed upon by the parties.